American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
July 31, 2026

Ultra Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.8%
HEICO Corp.	209,000	74,479,240
Howmet Aerospace, Inc.	1,104,000	311,615,040
Rolls-Royce Holdings PLC	3,467,000	69,165,477
		455,259,757
Automobiles — 3.4%
Tesla, Inc.(1)	2,792,000	868,898,320
Biotechnology — 1.5%
Alnylam Pharmaceuticals, Inc.(1)	627,000	128,861,040
Ascendis Pharma AS(1)	664,000	161,956,240
Vertex Pharmaceuticals, Inc.(1)	216,000	103,053,600
		393,870,880
Broadline Retail — 5.5%
Amazon.com, Inc.(1)	5,259,000	1,428,239,220
Building Products — 1.1%
Advanced Drainage Systems, Inc.	977,000	135,294,960
Johnson Controls International PLC	940,000	137,860,400
		273,155,360
Capital Markets — 1.5%
Interactive Brokers Group, Inc., Class A	3,459,000	304,357,410
MSCI, Inc.	68,000	38,912,320
Tradeweb Markets, Inc., Class A	507,000	50,953,500
		394,223,230
Chemicals — 0.5%
Ecolab, Inc.	506,000	140,480,780
Commercial Services and Supplies — 0.2%
Cintas Corp.	300,000	61,389,000
Communications Equipment — 1.6%
Ciena Corp.(1)	1,077,000	406,082,850
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	339,000	322,690,710
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(1)(2)	401,000	43,456,370
Electrical Equipment — 2.1%
Acuity, Inc.	492,000	161,567,880
Vertiv Holdings Co., Class A	1,526,000	368,635,820
		530,203,700
Electronic Equipment, Instruments and Components — 2.8%
Amphenol Corp., Class A	3,152,000	506,526,400
Corning, Inc.	1,583,000	218,849,750
		725,376,150
Entertainment — 1.5%
Netflix, Inc.(1)	5,586,000	400,572,060
Financial Services — 3.5%
Mastercard, Inc., Class A	1,491,889	855,001,586
Visa, Inc., Class A	126,000	46,132,380
		901,133,966
Health Care Equipment and Supplies — 1.4%
IDEXX Laboratories, Inc.(1)	257,000	143,680,990

Intuitive Surgical, Inc.(1)	622,940	220,103,390
		363,784,380
Hotels, Restaurants and Leisure — 1.4%
Booking Holdings, Inc.	349,000	67,322,100
Chipotle Mexican Grill, Inc.(1)	2,204,000	82,032,880
Viking Holdings Ltd.(1)	1,601,000	167,064,350
Wingstop, Inc.	355,000	45,968,950
		362,388,280
Interactive Media and Services — 14.7%
Alphabet, Inc., Class A	4,613,455	1,642,989,729
Alphabet, Inc., Class C	4,009,000	1,429,809,850
Meta Platforms, Inc., Class A	1,308,000	728,176,680
		3,800,976,259
IT Services — 3.5%
Cloudflare, Inc., Class A(1)	1,957,000	545,963,860
Okta, Inc.(1)	559,000	79,338,870
Snowflake, Inc., Class A(1)	929,000	272,457,120
		897,759,850
Machinery — 1.3%
Donaldson Co., Inc.	779,000	73,412,960
Nordson Corp.	228,000	67,893,840
Westinghouse Air Brake Technologies Corp.	652,000	189,640,720
		330,947,520
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	496,000	73,750,240
Pharmaceuticals — 3.5%
Eli Lilly & Co.	776,000	891,499,840
Professional Services — 0.8%
Planet Labs PBC(1)	10,058,000	205,987,840
Semiconductors and Semiconductor Equipment — 25.6%
Advanced Micro Devices, Inc.(1)	412,000	196,173,800
Applied Materials, Inc.	1,246,000	632,556,820
ASML Holding NV	242,000	398,802,666
Broadcom, Inc.	1,781,000	693,307,680
Lam Research Corp.	599,000	175,518,980
Micron Technology, Inc.	450,000	370,363,500
NVIDIA Corp.	20,619,000	4,139,264,250
		6,605,987,696
Software — 12.1%
Datadog, Inc., Class A(1)	1,647,000	441,346,590
Docusign, Inc.(1)	871,000	47,756,930
Dynatrace, Inc.(1)	1,315,000	58,280,800
Fair Isaac Corp.(1)	133,000	149,355,010
Microsoft Corp.	3,476,000	1,615,366,720
Oracle Corp.	1,311,000	170,259,570
Palantir Technologies, Inc., Class A(1)	1,837,000	226,061,220
Synopsys, Inc.(1)	864,000	335,888,640
Zscaler, Inc.(1)	460,000	69,552,000
		3,113,867,480
Technology Hardware, Storage and Peripherals — 6.5%
Apple, Inc.	4,932,754	1,523,777,038
Samsung Electronics Co. Ltd.	838,000	145,857,913
		1,669,634,951
TOTAL COMMON STOCKS (Cost $9,098,766,415)		25,661,616,689

RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	286,967
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	174,774	174,774
State Street Navigator Securities Lending Government Money Market Portfolio(3)	44,410,750	44,410,750
		44,585,524
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75% - 3.875%, 12/31/28 - 5/15/29, valued at $56,315,242), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $55,227,747)		55,211,000
TOTAL SHORT-TERM INVESTMENTS (Cost $99,796,524)		99,796,524
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $9,198,849,906)		25,761,700,180
OTHER ASSETS AND LIABILITIES — 0.1%		25,736,530
TOTAL NET ASSETS — 100.0%		$25,787,436,710

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $43,456,370. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $44,410,750.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$25,047,790,633	$613,826,056	—
Rights	286,967	—	—
Short-Term Investments	44,585,524	55,211,000	—
	$25,092,663,124	$669,037,056	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.